Statements of Net Assets Available for Benefits - EBP 050 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 1,129,916,019	$ 1,010,891,933
Investments at contract value	127,526,254	132,943,423
Total investments	1,257,442,273	1,143,835,356
Receivables:
Contributions from employer	1,497,730	1,654,630
Contributions from participants	884,448	854,283
Promissory notes from participants	14,818,853	13,583,902
Interest and dividend income	670,478	695,104
Total receivables	17,871,509	16,787,919
Net assets available for benefits	$ 1,275,313,782	$ 1,160,623,275